UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

John P. DeGulis, President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

Item 1.  Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - December 31, 2024

Sound Shore Fund

SSHVX

:  Institutional Class

Fund Overview

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.75%

How did the Fund perform in the last year?

It was a strong year for Sound Shore’s portfolio, finishing substantially ahead of the Russell 1000 Value Index. Within the widely followed Standard & Poor’s 500 Index, the year featured familiar winners, which got even bigger as the “Magnificent 7” now represents 33% of the cap-weighted S&P 500 Index and accounted for over 50% of that Index’s return.

In stark contrast to these concentrated, passive indices, this year our performance was driven by 18 stocks (from 8 different sectors) that rose 20% or more. While many investors are focused on the exciting, high-growth potential of artificial intelligence (AI) and technology, we see compelling value in out-of-favor companies undergoing fundamental transformations, regardless of the drivers. High quality, overlooked businesses can often trade at discounted valuations, setting the stage for substantial returns as the market recognizes their true potential.

Total Return Based on a $1,000,000 Investment

Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
12/14	$1,000,000	$1,000,000	$1,000,000
3/15	$1,009,413	$1,009,505	$992,781
6/15	$1,006,668	$1,012,312	$993,856
9/15	$902,956	$947,136	$910,423
12/15	$951,645	$1,013,838	$961,732
3/16	$957,394	$1,027,503	$977,484
6/16	$973,950	$1,052,731	$1,022,285
9/16	$1,040,608	$1,093,282	$1,057,866
12/16	$1,092,459	$1,135,092	$1,128,499
3/17	$1,142,531	$1,203,949	$1,165,378
6/17	$1,183,386	$1,241,129	$1,181,048
9/17	$1,219,126	$1,296,736	$1,217,844
12/17	$1,271,695	$1,382,901	$1,282,697
3/18	$1,238,288	$1,372,403	$1,246,355
6/18	$1,248,929	$1,419,529	$1,261,009
9/18	$1,319,240	$1,528,986	$1,332,933
12/18	$1,112,765	$1,322,269	$1,176,655
3/19	$1,245,316	$1,502,733	$1,317,083
6/19	$1,301,616	$1,567,407	$1,367,717
9/19	$1,270,031	$1,594,027	$1,386,258
12/19	$1,374,245	$1,738,604	$1,488,955
3/20	$973,732	$1,397,872	$1,090,958
6/20	$1,144,812	$1,685,042	$1,246,862
9/20	$1,225,241	$1,835,506	$1,316,597
12/20	$1,483,587	$2,058,487	$1,530,583
3/21	$1,652,224	$2,185,598	$1,702,849
6/21	$1,745,667	$2,372,441	$1,791,536
9/21	$1,752,311	$2,386,249	$1,777,562
12/21	$1,839,284	$2,649,384	$1,915,681
3/22	$1,822,467	$2,527,552	$1,901,550
6/22	$1,578,069	$2,120,588	$1,669,358
9/22	$1,455,276	$2,017,048	$1,575,583
12/22	$1,648,043	$2,169,558	$1,771,280
3/23	$1,671,255	$2,332,211	$1,789,102
6/23	$1,757,784	$2,536,096	$1,861,999
9/23	$1,723,738	$2,453,079	$1,803,069
12/23	$1,939,161	$2,739,883	$1,974,317
3/24	$2,270,771	$3,029,103	$2,151,721
6/24	$2,202,172	$3,158,863	$2,105,115
9/24	$2,350,677	$3,344,812	$2,303,625
12/24	$2,381,725	$3,425,393	$2,257,992

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	22.82%	11.62%	9.06%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Fund Statistics

Total Net Assets	$998,549,149
# of Portfolio Holdings	41
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$7,029,769

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	96.3%
Money Market Fund	3.7%

Sector Weightings

(% of total net assets)

Value	Value
Health Care	24.6%
Financials	20.2%
Energy	9.1%
Consumer Discretionary	9.0%
Information Technology	7.8%
Industrials	6.9%
Utilities	5.5%
Consumer Staples	4.6%
Materials	4.5%
Communication Services	3.9%
Short-Term Investments	3.8%
Other Assets & Liabilities, Net	0.1%

Top Ten Holdings

(% of total net assets)

Capital One Financial Corp.	3.92%
Wells Fargo & Co.	3.35%
Teva Pharmaceutical Industries, Ltd., ADR	3.26%
Avantor, Inc.	3.19%
Coterra Energy, Inc.	3.13%
NXP Semiconductors NV	2.90%
Willis Towers Watson PLC	2.87%
Check Point Software Technologies, Ltd.	2.85%
PVH Corp.	2.84%
Bath & Body Works, Inc.	2.79%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Annual Shareholder Report - December 31, 2024

207A-SSHVX-24

Annual Shareholder Report - December 31, 2024

Sound Shore Fund

SSHFX

:  Investor Class

Fund Overview

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	0.95%

How did the Fund perform in the last year?

It was a strong year for Sound Shore’s portfolio, finishing substantially ahead of the Russell 1000 Value Index. Within the widely followed Standard & Poor’s 500 Index, the year featured familiar winners, which got even bigger as the “Magnificent 7” now represents 33% of the cap-weighted S&P 500 Index and accounted for over 50% of that Index’s return.

In stark contrast to these concentrated, passive indices, this year our performance was driven by 18 stocks (from 8 different sectors) that rose 20% or more. While many investors are focused on the exciting, high-growth potential of artificial intelligence (AI) and technology, we see compelling value in out-of-favor companies undergoing fundamental transformations, regardless of the drivers. High quality, overlooked businesses can often trade at discounted valuations, setting the stage for substantial returns as the market recognizes their true potential.

Total Return Based on a $10,000 Investment

Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,090	$10,095	$9,928
06/30/15	$10,058	$10,123	$9,939
09/30/15	$9,017	$9,471	$9,104
12/31/15	$9,498	$10,138	$9,617
03/31/16	$9,553	$10,275	$9,775
06/30/16	$9,714	$10,527	$10,223
09/30/16	$10,376	$10,933	$10,579
12/31/16	$10,887	$11,351	$11,285
03/31/17	$11,383	$12,039	$11,654
06/30/17	$11,783	$12,411	$11,810
09/30/17	$12,135	$12,967	$12,178
12/31/17	$12,653	$13,829	$12,827
03/31/18	$12,317	$13,724	$12,464
06/30/18	$12,417	$14,195	$12,610
09/30/18	$13,114	$15,290	$13,329
12/31/18	$11,054	$13,223	$11,767
03/31/19	$12,368	$15,027	$13,171
06/30/19	$12,921	$15,674	$13,677
09/30/19	$12,603	$15,940	$13,863
12/31/19	$13,629	$17,386	$14,890
03/31/20	$9,654	$13,979	$10,910
06/30/20	$11,345	$16,850	$12,469
09/30/20	$12,137	$18,355	$13,166
12/31/20	$14,689	$20,585	$15,306
03/31/21	$16,353	$21,856	$17,028
06/30/21	$17,270	$23,724	$17,915
09/30/21	$17,326	$23,862	$17,776
12/31/21	$18,177	$26,494	$19,157
03/31/22	$18,000	$25,276	$19,016
06/30/22	$15,579	$21,206	$16,694
09/30/22	$14,363	$20,170	$15,756
12/31/22	$16,256	$21,696	$17,713
03/31/23	$16,478	$23,322	$17,891
06/30/23	$17,325	$25,361	$18,620
09/30/23	$16,976	$24,531	$18,031
12/31/23	$19,092	$27,399	$19,743
03/31/24	$22,341	$30,291	$21,517
06/30/24	$21,658	$31,589	$21,051
09/30/24	$23,109	$33,448	$23,036
12/31/24	$23,397	$34,254	$22,580

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.  Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	22.54%	11.41%	8.87%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Fund Statistics

Total Net Assets	$998,549,149
# of Portfolio Holdings	41
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$7,029,769

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	96.3%
Money Market Fund	3.7%

Sector Weightings

(% of total net assets)

Value	Value
Health Care	24.6%
Financials	20.2%
Energy	9.1%
Consumer Discretionary	9.0%
Information Technology	7.8%
Industrials	6.9%
Utilities	5.5%
Consumer Staples	4.6%
Materials	4.5%
Communication Services	3.9%
Short-Term Investments	3.8%
Other Assets & Liabilities, Net	0.1%

Top Ten Holdings

(% of total net assets)

Capital One Financial Corp.	3.92%
Wells Fargo & Co.	3.35%
Teva Pharmaceutical Industries, Ltd., ADR	3.26%
Avantor, Inc.	3.19%
Coterra Energy, Inc.	3.13%
NXP Semiconductors NV	2.90%
Willis Towers Watson PLC	2.87%
Check Point Software Technologies, Ltd.	2.85%
PVH Corp.	2.84%
Bath & Body Works, Inc.	2.79%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Annual Shareholder Report - December 31, 2024

207A-SSHFX-24

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, Sound Shore Fund, Inc. (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c) There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d) There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)(1) A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) The audit committee financial expert, Mr. David Blair Kelso, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $22,200 in 2024 and $20,300 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item 4 were $0 in 2024 and $0 in 2023.

(c) Tax Fees – The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning (“Tax Fees”) were $3,000 in 2024 and $3,000 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees – There were no other fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pre-Approval Requirements for Audit and Non-Audit Services. The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” to be provided to Sound Shore Management, Inc. (“Sound Shore Management”), the Fund’s investment adviser, by the Fund’s independent auditor if the engagement relates to the operations and financial reporting of the Fund. The Audit Committee considers whether fees paid by Sound Shore Management for audit and permissible non-audit services are consistent with the independent auditor’s independence. Pre-approval of any permissible non-audit services provided to the Fund is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Fund at the time of engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to Sound Shore Management is not required if provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Fund. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting.

(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant were $4,650 in 2024 and $4,650 in 2023. The non-audit fees billed by the Registrant’s principal accountant for non-audit services provided to the Sound Shore Management (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant affiliated were $21,150 in 2024 and $21,150 in 2023.

(h) The Registrant’s Audit Committee considers the provision of any non-audit services rendered to the investment adviser, to the extent applicable, in evaluating the independence of the Registrant’s principal accountant. Any services provided by the principal accountant to the Registrant or to Sound Shore Management requiring pre-approval were pre-approved.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of financial statements filed under Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Annual Financials and Other Information
December 31, 2024
207-ANR-1224
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
www.soundshorefund.com
(800) 551-1980

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2024
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2024
Share
Amount Value
Common Stock (96.1%)
(a)
Communication Services ( 3.9% )
Match Group, Inc.
(b)
387,995 $ 12,691,317
The Walt Disney Co. 233,875 26,041,981
38,733,298
Consumer Discretionary ( 9.0% )
Bath & Body Works, Inc. 717,905 27,833,177
General Motors Co. 316,890 16,880,730
Lennar Corp., Class A 125,935 17,173,756
PVH Corp. 268,795 28,425,071
90,312,734
Consumer Staples ( 4.6% )
Nestle SA, ADR 246,575 20,145,178
The Kroger Co. 417,720 25,543,578
45,688,756
Energy ( 9.1% )
Baker Hughes Co. 504,520 20,695,410
Coterra Energy, Inc. 1,222,390 31,219,841
EOG Resources, Inc. 164,705 20,189,539
Kinder Morgan, Inc. 696,265 19,077,661
91,182,451
Financials ( 20.2% )
Berkshire Hathaway, Inc., Class B
(b)
50,275 22,788,652
Capital One Financial Corp. 219,590 39,157,289
Citigroup, Inc. 384,160 27,041,022
Fidelity National Information Services, Inc. 284,755 22,999,661
PayPal Holdings, Inc.
(b)
322,865 27,556,528
Wells Fargo & Co. 475,335 33,387,530
Willis Towers Watson PLC 91,445 28,644,232
201,574,914
Health Care ( 24.6% )
Avantor, Inc.
(b)
1,514,380 31,907,987
Baxter International, Inc. 786,370 22,930,549
Bristol-Myers Squibb Co. 417,675 23,623,698

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
Share
Amount Value
Health Care (24.6%) (continued)
GE HealthCare Technologies, Inc. 230,515 $ 18,021,663
Hologic, Inc.
(b)
284,425 20,504,198
Incyte Corp.
(b)
374,885 25,893,307
Organon & Co. 1,491,355 22,251,017
Perrigo Co. PLC 870,395 22,377,855
Teva Pharmaceutical Industries, Ltd., ADR
(b)
1,476,070 32,532,583
Zimmer Biomet Holdings, Inc. 246,375 26,024,591
246,067,448
Industrials ( 6.9% )
CSX Corp. 667,650 21,545,066
FedEx Corp. 71,830 20,207,934
Southwest Airlines Co. 807,010 27,131,676
68,884,676
Information Technology ( 7.8% )
Check Point Software Technologies, Ltd.
(b)
152,375 28,448,413
Flex, Ltd.
(b)
535,760 20,567,826
NXP Semiconductors NV 139,645 29,025,213
78,041,452
Materials ( 4.5% )
Barrick Gold Corp. 1,437,500 22,281,250
CF Industries Holdings, Inc. 260,970 22,265,960
44,547,210
Utilities ( 5.5% )
Public Service Enterprise Group, Inc. 156,595 13,230,712
The AES Corp. 1,697,890 21,851,844
Vistra Corp. 143,605 19,798,821
54,881,377
Total Common Stock (96.1%) (cost $748,563,731) 959,914,316

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2024
Share
Amount Value
Short-Term Investments (3.8%)
Money Market Fund ( 3.8% )
First American Government Obligations Fund, Class X, 4. 41%
(c)
37,286,030 $ 37,286,030
Total Short-Term Investments (3.8%) (cost $37,286,030) 37,286,030
Investments, at value (99.9%) (cost $785,849,761) $ 997,200,346
Other Assets Less Liabilities (0.1%) 1,348,803
Net Assets (100.0%) $ 998,549,149
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s C lass X shares 7-day yield as of December 31, 2024.
ADR American Depositary Receipt
PLC Public Limited Company

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
ASSETS
Investments, at value (Cost $785,849,761) $ 997,200,346
Receivables:
Capital shares sold 2,430,494
Dividends 933,132
Foreign tax reclaims 93,825
Prepaid expenses 47,615
Total Assets
1,000,705,412
LIABILITIES
Payables:
Capital shares redeemed 1,363,382
Accrued liabilities:
Advisory fees 616,874
Administrator fees 12,867
Transfer agent fees and expenses 55,529
Custodian fees 13,187
Compliance and Treasurer Services fees and expenses 12,500
Professional fees 46,300
Other accrued liabilities 35,624
Total Liabilities
2,156,263
Net Assets
$ 998,549,149
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 25,777
Paid-in Capital 786,926,402
Distributable earnings 211,596,970
Net Assets
$ 998,549,149
NET ASSET VALUE
Net Assets - Investor Class Shares $ 533,076,885
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 13,874,575
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 38.42
Net Assets - Institutional Class Shares $ 465,472,264
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 11,902,584
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 39.11

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024
Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024
INVESTMENT INCOME
Income:
Di vidend income (net of foreign withholding taxes of $281,723) $ 19,121,382
Total Income
19,121,382
Expenses:
Advisory fees (Note 3 ) 7,499,736
Administrator fees 152,077
Transfer agent fees and expenses - Investor Class Shares 570,359
Transfer agent fees and expenses - Institutional Class Shares 56,438
Custodian fees 80,856
Compliance and Treasurer Services fees and expenses (Note 3 ) 151,095
Directors’ fees and expenses (Note 3 ) 191,207
Professional fees 112,300
Registration fees - Investor Class Shares 26,575
Registration fees - Institutional Class Shares 27,283
Printing and postage fees - Investor Class Shares 43,623
Printing and postage fees - Institutional Class Shares 33,254
Miscellaneous 85,828
Total Expenses 9,030,631
Expense Reimbursements - Institutional Class Shares (Note 3 )
(469,967)
Net Expenses
8,560,664
Net Investment Income
10,560,718
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments 214,262,782
Net change in unrealized appreciation (depreciation) on investments
(24,985,733)
Net realized and unrealized gain on investments
189,277,049
Net increase in net assets from operations
$ 199,837,767

See Notes to Financial Statements.
Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
2024 2023
Operations:
Net investment income $ 10,560,718 $ 8,792,618
Net realized gain on investments 214,262,782 35,751,231
Net change in unrealized appreciation
(
depreciation
)
on
investments (24,985,733) 97,315,104
Increase in net assets from operations
199,837,767 141,858,953
Distributions to shareholders :
Investor Class Shares (113,996,541) (22,054,579)
Institutional Class Shares (96,536,807) (17,868,996)
Total distributions to shareholders
(210,533,348) (39,923,575)
Net capital share transactions (Note 6 ):
Investor Class Shares 39,521,488 (77,275,519)
Institutional Class Shares 64,176,432 (19,448,325)
Total capital share transactions
103,697,920 (96,723,844)
Total increase in net assets
93,002,339 5,211,534
NET ASSETS
Beginning of the year
905,546,810 900,335,276
End of the year
$ 998,549,149 $ 905,546,810

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the
“Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the
Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated
Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note
3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.
Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of December 31,
2024:

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
At December 31, 2024, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class.
Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to continue to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 959 , 914 , 316 $ – $ – $ 959,914,316
Short-Term Investments 37,286,030 – – 37,286,030
Total Investments $ 997,200,346 $ – $ – $ 997,200,346

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
examination by taxing authorities (i.e., generally, the last three tax year-ends 2021 – 2023, and the interim tax year since then).
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2025. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex U.S. Holdings LLC (d/b/a Apex Fund Services)
(“Apex”), provides certain administration and portfolio accounting services to the Fund. U.S. Bank, N.A. (“U.S. Bank”)
serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide sub-transfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the
Fund and the Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class
Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is the
Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Apex, U.S. Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management
Services, LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS,
FMS, nor their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
The Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act
(“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly meeting attended in-person or telephonically,

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit Committee receives a quarterly fee of $2,500.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the fiscal year ended December 31, 2024, aggregated $747,141,492 and $842,821,897, respectively.
5. Federal Income Tax
Cost for federal income tax purposes is $785,681,169 and net unrealized appreciation consists of:
Distributions during the fiscal years ended December 31, 2024 and December 31, 2023 were characterized for tax purposes as follows:
Equalization debits (amounts not included in the above distributions) were as follows:
On the Statement of Assets and Liabilities, primarily as a result of equalization and prior year adjustments, the following amounts have been reclassified for the year ended December 31, 2024:
Components of net assets on a federal income tax basis at December 31, 2024, were as follows:
Gross Unrealized Appreciation $ 229,187,316
Gross Unrealized Depreciation (17,668,139)
Net Unrealized Appreciation $ 211,519,177
2024 2023
Ordinary Income $ 59,003,941 $ 6, 596 , 105
Long-Term Capital Gain 151,529,407 33, 327 , 470
Total Taxable Distributions $ 210,533,348 $ 39,923,575
2024 2023
Ordinary Income $ 338,092 $ 783 , 876
Long-Term Capital Gain 12,806,777 69,422
Total Taxable Distributions $ 13,144,869 $ 853 , 298
Paid-in-Capital $ 13,170,832
Distributable Earnings $ (13,170,832)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
At December 31, 2024, the Fund, for federal income tax purposes, had no capital loss carryforwards.
6. Capital Stock
Transactions in capital stock for the years ended December 31, 2024 and December 31, 2023, were as follows:
7. Segment Reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption did not affect the Fund’s financial position or its results from operations. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The Fund’s Principal Executive Officer acts as the Fund’s chief operating decision maker (CODM). The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. The CODM has determined the Fund to be an individual reporting segment, not part of a consolidated reporting entity. The objective and strategy of the Fund, along with the terms of its prospectus are used by the Adviser to inform investment decisions. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Portfolio of Investments,
Statement of Changes in Net Assets and Financial Highlights.
Par Value + Paid-in Capital $ 786,952,179
Undistributed Ordinary Income 12 , 154
Undistributed Long-Term Gain 65,639
Net Unrealized Appreciation 211,519,177
Net Assets $ 998,549,149
For the Year Ended December 31, 2024
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
716,867 $ 32,083,068 1,211,023 $ 53,588,094
Reinvestment of dividends
2,804,766 108,887,064 2,381,970 94,143,367
Redemption of shares
(2,308,262) (101,448,644) (1,864,092) (83,555,029)
Net increase from capital transactions
1,213,371 $ 39,521,488 1,728,901 $ 64,176,432
For the Year Ended December 31, 2023
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
285,351 $ 10,513,301 762,184 $ 28,620,764
Reinvestment of dividends
534,041 20,953,937 439,919 17,481,706
Redemption of shares
(2,951,328) (108,742,757) (1,764,562) (65,550,795)
Net decrease from capital transactions
(2,131,936) $ (77,275,519) (562,459) $ (19,448,325)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Concluded)
December 31, 2024
8. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class Shares
Net Asset Value, Beginning of Year
$ 39.43 $ 35.10 $ 41.16 $ 42.29 $ 42.41
Investment Operations
Net investment income (a) 0.44 0.33 0.36 0.41 0.30
Net realized and unrealized gain (loss) on
investments
8.50 5.78 (4.75) 9.66 2.90
Total from Investment Operations
8.94 6.11 (4.39) 10.07 3.20
Distributions from
Net investment income (0.50) (0.27) (0.35) (0.44) (0.32)
Net realized gains
(9.45) (1.51) (1.32) (10.76) (3.00)
Total Distributions
(9.95) (1.78) (1.67) (11.20) (3.32)
Net Asset Value, End of Year
$ 38.42 $ 39.43 $ 35.10 $ 41.16 $ 42.29
Total Return
22.5 4% 17.45% (10.59)% 23.76% 7.78%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $533,077 $499,178 $519,227 $671,380 $641,165
Ratios to Average Net Assets:
Expenses 0.95% 0.96% 0.94% 0.93% 0.93%
Net Investment Income 0.97% 0.90% 0.94% 0.85% 0.80%
Portfolio Turnover Rate (b) 77% 69% 72% 44% 77%
(a) Calculated based on average shares outstanding during each year.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class Shares
Net Asset Value, Beginning of Year
$ 39.94 $ 35.50 $ 41.56 $ 42.59 $ 42.65
Investment Operations
Net investment income (a) 0.53 0.41 0.43 0.51 0.37
Net realized and unrealized gain (loss) on
investments
8.63 5.84 (4.78) 9.70 2.93
Total from Investment Operations
9.16 6.25 (4.35) 10.21 3.30
Distributions from
Net investment income (0.54) (0.30) (0.39) (0.48) (0.36)
Net realized gains
(9.45) (1.51) (1.32) (10.76) (3.00)
Total Distributions
(9.99) (1.81) (1.71) (11.24) (3.36)
Net Asset Value, End of Year
$ 39.11 $ 39.94 $ 35.50 $ 41.56 $ 42.59
Total Return
22.82% 17.67% (10.40)% 23.95% 7.98%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $465,472 $406,369 $381,109 $575,184 $517,449
Ratios to Average Net Assets:
Expenses (gross) (b) 0.85% 0.86% 0.85% 0.83% 0.84%
Expenses (net) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1.16% 1.11% 1.13% 1.03% 0.98%
Portfolio Turnover Rate (c) 77% 69% 72% 44% 77%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and the Shareholders of Sound Shore Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sound
Shore Fund, Inc. (the “Fund”) as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sound
Shore Fund, Inc. (the “Fund”) as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
February 21, 2025

Sound Shore Fund, Inc.
IMPORTANT TAX INFORMATION (Unaudited)
December 31, 2024
Federal Tax Status of Dividends Declared during the Fiscal Year
Income Dividends - For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund paid ordinary income dividends of $59,003,941 for the tax year ended December 31, 2024. The Fund designated 26.68% of its income dividend distributed as qualifying for the corporate dividends received deductions (DRD)
and 31.45% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund
also designates 0% of its income dividends as qualified interest income (QII) and 80.99% as qualified short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Capital Gain and other distributions - The Fund paid long-term capital gain dividends of $151,529,407.

Sound Shore Fund, Inc.
OTHER INFORMATION (Unaudited)
December 31, 2024
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8 of Form
N-CSR)
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10 of
Form N-CSR)
Please see financial statements in Item 7(a).
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.acaglobal.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
U.S. Bank, N.A.
Milwaukee, Wisconsin
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
Philadelphia, Pennsylvania

(b)	Included as part of financial statements filed under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included as part of financial statements filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	February 26, 2025

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	February 26, 2025